Federated Hermes MDT Small Cap Growth Fund
(formerly, Federated MDT Small Cap Growth Fund)
Portfolio of Investments
October 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—1.7%
29,109	[1,2]	Bandwidth, Inc.	$4,667,774
62,518	[1]	CarGurus, Inc.	1,245,984
277,749	[1]	Cars.com, Inc.	2,052,565
13,107		Shenandoah Telecommunications Co.	571,727
17,210	[1]	TechTarget, Inc.	753,798
114,447	[1,2]	Yelp, Inc.	2,251,172
		TOTAL	11,543,020
		Consumer Discretionary—14.1%
79,170		Aaron’s Holdings Company, Inc.	4,137,424
34,040	[1]	Asbury Automotive Group, Inc.	3,505,439
21,807		Big Lots, Inc.	1,038,013
153,672		Camping World Holdings, Inc.	4,063,088
4,954	[1]	Cavco Industries, Inc.	852,782
72,135	[1]	Chegg, Inc.	5,297,594
36,385	[2]	Children’s Place, Inc./The	919,449
16,118	[1]	CROCs, Inc.	843,455
5,577	[1]	Deckers Outdoor Corp.	1,413,044
372,934	[1,2]	Funko, Inc.	2,364,402
2,896	[1]	Helen of Troy Ltd.	549,082
38,544	[1]	Immunovant, Inc.	1,681,289
82,933	[1]	Installed Building Products, Inc.	7,508,754
44,262		Jack in the Box, Inc.	3,543,616
2,888	[1]	LGI Homes, Inc.	308,669
37,692	[1,2]	Lovesac Co./The	970,192
7,775	[1]	Meritage Corp.	677,125
41,624		Murphy USA, Inc.	5,090,199
17,254	[1]	National Vision Holdings, Inc.	695,854
43,198		Papa Johns International, Inc.	3,308,967
161,350	[1]	Perdoceo Education Corp.	1,821,641
21,588	[1]	Purple Innovation, Inc.	612,452
121,782		Rent-A-Center, Inc.	3,763,064
6,578	[1]	RH	2,205,143
53,530		Shutterstock, Inc.	3,503,538
3,428	[1]	Sleep Number Corp.	217,198
145,090	[1]	Sportsman’s Warehouse Holdings, Inc.	1,889,072
339,211		Steven Madden Ltd.	8,144,456
23,736	[1]	TopBuild Corp.	3,636,593
65,376		Wingstop, Inc.	7,605,190
163,947	[1]	WW International, Inc.	3,469,118
15,970	[1]	XPEL, Inc.	395,737
239,259	[1]	YETI Holdings, Inc.	11,838,535
		TOTAL	97,870,174
		Consumer Staples—3.8%
131,208	[2]	B&G Foods, Inc., Class A	3,484,884
293,986	[1]	BJ’s Wholesale Club Holdings, Inc.	11,256,724
127,252	[1]	elf Beauty, Inc.	2,579,398

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
46,469	[1]	Freshpet, Inc.	$5,320,701
101,918		Inter Parfums, Inc.	4,184,753
		TOTAL	26,826,460
		Energy—0.4%
141,351	[1]	CONSOL Energy, Inc.	535,720
131,971	[1]	Magnolia Oil & Gas Corp.	572,754
357,080	[1]	Propetro Holding Corp.	1,410,466
		TOTAL	2,518,940
		Financials—5.3%
173,501		Artisan Partners Asset Management, Inc.	6,950,450
103,110		Brightsphere Investment Group, Inc.	1,422,918
56,162	[1]	BRP Group, Inc.	1,432,131
24,541		CNB Financial Corp.	445,174
8,813		Cowen Group, Inc.	189,127
20,928	[1]	Focus Financial Partners, Inc.	764,081
23,622	[1]	Goosehead Insurance, Inc.	2,894,640
47,944	[1]	Green Dot Corp.	2,556,374
33,350		Guaranty Bancshares, Inc.	963,815
34,086		Kinsale Capital Group, Inc.	6,390,102
38,233		Pennymac Financial Services, Inc.	1,943,001
143,347		Selective Insurance Group, Inc.	7,462,645
51,679		State Auto Financial Corp.	637,719
30,312	[1]	Trupanion, Inc.	2,168,521
10,143		Universal Insurance Holdings, Inc.	126,483
3,200	[1,2]	World Acceptance Corp.	268,768
		TOTAL	36,615,949
		Health Care—33.3%
3,282	[1]	Acceleron Pharma, Inc.	343,232
114,091	[1,2]	Acer Therapeutics, Inc.	278,382
51,904	[3]	Adeptus Health, Inc., Class A	0
31,092	[1]	Akero Therapeutics, Inc.	825,493
135,728	[1]	Amicus Therapeutics, Inc.	2,420,030
76,991	[1]	Amneal Pharmaceuticals, Inc	320,283
33,798	[1]	Amphastar Pharmaceuticals, Inc.	662,103
248,383	[1]	AnaptysBio, Inc.	7,317,363
157,429	[1]	ANI Pharmaceuticals, Inc.	4,012,865
25,595	[1,2]	Arcus Biosciences, Inc.	557,971
66,088	[1,2]	Axonics Modulation Technologies, Inc.	3,098,866
36,206	[1,2]	Beam Therapeutics, Inc.	1,237,159
15,246	[1]	Bellerophon Therapeutics, Inc.	128,524
57,482	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	4,452,556
42,380	[1]	Blueprint Medicines Corp.	4,334,626
80,364	[1]	Castle Biosciences, Inc.	3,731,300
373,362	[1]	Catalyst Pharmaceutical Partners, Inc.	1,108,885
26,292	[1]	ChemoCentryx, Inc.	1,262,016
15,885	[1,2]	Collegium Pharmaceutical, Inc.	283,230
27,632	[1]	Corcept Therapeutics, Inc.	463,665
281,779	[1]	Cross Country Healthcare, Inc.	2,211,965
209,142	[1]	Cytomx Therapeutics, Inc.	1,384,520
90,024	[1]	Denali Therapeutics, Inc.	3,851,227
56,416	[1]	Dicerna Pharmaceuticals, Inc.	1,184,172
55,359	[1]	Eagle Pharmaceuticals, Inc.	2,575,301

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
45,693	[1]	Emergent BioSolutions, Inc.	$4,110,999
60,214	[1,2]	Enanta Pharmaceuticals, Inc.	2,627,137
43,091		Ensign Group, Inc.	2,535,474
67,292	[1]	Fate Therapeutics, Inc.	2,987,765
38,714	[1]	FibroGen, Inc.	1,485,843
259,933	[1,2]	G1 Therapeutics, Inc.	2,856,664
41,843	[1]	Globus Medical, Inc.	2,180,857
369,402	[1]	GlycoMimetics, Inc.	1,034,326
59,598	[1]	Gossamer Bio, Inc.	494,663
210,816	[1]	Halozyme Therapeutics, Inc.	5,902,848
96,124	[1,2]	Inogen, Inc.	2,807,782
219,545	[1]	Inovalon Holdings, Inc.	4,169,160
71,147	[1]	Inspire Medical Systems, Inc.	8,497,086
75,467	[1,2]	Intellia Therapeutics, Inc.	1,806,680
18,915	[1]	iRhythm Technologies, Inc.	3,999,577
316,943	[1]	Ironwood Pharmaceuticals, Inc.	3,131,397
24,321		Issuer Unassigned	385,245
9,570	[1,2]	Karuna Therapeutics, Inc.	776,988
125,106	[1]	Kiniksa Pharmaceuticals Ltd.	1,959,160
38,217	[1]	Kodiak Sciences, Inc.	3,470,486
154,940	[1]	Kura Oncology, Inc.	4,841,875
96,760		LeMaitre Vascular, Inc.	3,142,765
1,066,432	[1,2]	Lexicon Pharmaceuticals, Inc.	1,183,739
18,302	[1]	Ligand Pharmaceuticals, Inc., Class B	1,509,000
63,027	[1]	Medpace Holdings, Inc.	6,992,215
35,101	[1]	Mirati Therapeutics, Inc.	7,621,831
19,912	[1]	Myokardia, Inc.	4,450,929
280,694	[1]	Myriad Genetics, Inc.	3,489,026
60,945	[1]	Natera, Inc.	4,099,161
44,411	[1]	NextCure, Inc.	429,010
42,419	[1]	NextGen Healthcare, Inc.	576,898
69,328	[1]	Omnicell, Inc.	6,000,338
34,780	[1]	Orthofix Medical, Inc.	1,087,223
241,788	[1]	Pacific Biosciences of California, Inc.	3,169,841
105,945	[1]	Pacira BioSciences, Inc.	5,540,923
5,771	[1]	Pennant Group, Inc./The	240,420
134,362	[1]	Personalis, Inc.	3,322,772
63,513	[1,2]	Prevail Therapeutics, Inc.	621,792
260,669	[1]	Puma Biotechnology, Inc.	2,181,800
61,673	[1]	R1 RCM, Inc.	1,105,180
158,800	[1]	Recro Pharma, Inc.	252,492
6,876	[1]	Repligen Corp.	1,145,335
10,349	[1]	Replimune Group, Inc.	432,692
104,418	[1,2]	Rocket Pharmaceuticals, Inc.	2,917,439
350,415	[1,2]	Savara, Inc.	364,432
51,665	[1,2]	Scholar Rock Holding Corp.	2,009,768
179,615	[1]	Select Medical Holdings Corp.	3,768,323
42,105	[1]	Seres Therapeutics, Inc.	1,174,308
131,347	[1]	Shockwave Medical, Inc.	8,973,627
55,206	[1]	SI-BONE, Inc.	1,157,670
133,545	[1]	Silk Road Medical, Inc.	8,092,827
4,204	[2]	Simulations Plus, Inc.	272,503

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
112,828	[1]	Supernus Pharmaceuticals, Inc.	$2,071,522
45,301	[1]	Surgery Partners, Inc.	988,468
15,194	[1]	Syneos Health, Inc.	806,498
8,999	[1]	Tandem Diabetes Care, Inc.	980,891
7,870	[1]	TCR2 Therapeutics, Inc.	154,803
54,634	[1]	Turning Point Therapeutics, Inc.	5,036,708
30,873	[1]	Twist Bioscience Corp.	2,366,107
32,559	[1]	U.S. Physical Therapy, Inc.	2,582,905
57,782	[1,2]	Ultragenyx Pharmaceutical, Inc.	5,807,091
207,043	[1]	Vanda Pharmaceuticals, Inc.	2,213,290
90,000	[1,2]	VBI Vaccines, Inc.	211,500
40,787	[1]	Vocera Communications, Inc.	1,336,998
121,528	[1]	Voyager Therapeutics, Inc.	1,291,843
128,369	[1]	Xencor, Inc.	4,926,802
106,306	[1,2]	Zogenix, Inc.	2,266,444
67,781	[1,2]	Zynex, Inc.	868,275
		TOTAL	231,344,170
		Industrials—12.1%
114,844		Advanced Drainage System, Inc.	7,284,555
127,434	[1,2]	Aerojet Rocketdyne Holdings, Inc.	4,131,410
20,649	[1]	Aerovironment, Inc.	1,576,758
157,475		Albany International Corp., Class A	8,021,777
245,198		Apogee Enterprises, Inc.	5,857,780
278,462	[1]	Astronics Corp.	1,782,157
107,741	[1]	Atlas Air Worldwide Holdings, Inc.	6,373,958
14,765		AZZ, Inc.	495,956
155,671	[1]	Builders Firstsource, Inc.	4,716,831
14,053	[1]	Cimpress PLC	1,031,490
163,237	[1]	Echo Global Logistics, Inc.	4,402,502
71,233		Exponent, Inc.	4,957,105
23,670		Federal Signal Corp.	678,856
155,615	[1]	Foundation Building Materials, Inc.	2,265,754
104,346	[1]	Franklin Covey Co.	1,765,534
162,711	[1]	GMS, Inc.	3,677,269
113,267		Heidrick & Struggles International, Inc.	2,588,151
79,406		Helios Technologies, Inc.	3,322,347
253,186	[1]	Mistras Group, Inc.	941,852
510,043	[1]	MRC Global, Inc.	2,172,783
76,770	[1]	PGT, Inc.	1,272,847
127,177	[1,2]	Plug Power, Inc.	1,780,478
61,118		REV Group, Inc.	479,776
69,009	[1]	Siteone Landscape Supply, Inc.	8,245,885
23,830	[1]	SPX Corp.	1,010,154
11,065		Tennant Co.	659,695
197,470	[1]	Thermon Group Holdings, Inc.	1,992,472
86,177		Triumph Group, Inc.	568,768
		TOTAL	84,054,900
		Information Technology—21.1%
44,606		Amkor Technology, Inc.	528,581
150,991	[1]	Avaya Holdings Corp.	2,597,045
115,075	[1]	Axcelis Technologies, Inc.	2,539,705
152,348		Blackbaud, Inc.	7,516,850

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
172,851	[1]	Box, Inc.	$2,679,191
18,412	[1]	Calix, Inc.	431,025
150,254	[1]	ChannelAdvisor Corp.	2,434,115
166,412	[1,2]	Coda Octopus Group, Inc.	918,594
144,985	[1]	Commvault Systems, Inc.	5,739,956
8,145	[1]	Digital Turbine, Inc.	233,436
91,517	[1]	Domo, Inc.	2,907,495
174,824	[1]	Endurance International Group Holdings, Inc.	1,015,728
39,357	[1]	Envestnet, Inc.	3,020,256
197,254		Evertec, Inc.	6,564,613
31,861	[1]	Evo Payments, Inc.	671,311
56,461	[1]	Five9, Inc.	8,566,263
217,982	[1]	FormFactor, Inc.	6,179,790
47,549	[1]	Inphi Corp.	6,645,448
77,841	[1,2]	Intelligent Systems Corp.	2,951,731
145,800	[1]	MA-COM Technology Solutions Holdings, Inc.	5,321,700
75,214	[1]	MaxLinear, Inc.	1,988,658
175,020	[1]	Model N, Inc.	6,165,955
34,599	[1]	OSI Systems, Inc.	2,669,659
70,514		Perspecta, Inc.	1,264,316
161,237	[1,2]	Plantronics, Inc.	3,147,346
89,062	[1,2]	Qualys, Inc.	7,824,097
236,014	[1]	SailPoint Technologies Holding	9,796,941
168,906	[1]	Secureworks Corp.	1,756,622
55,322	[1]	Semtech Corp.	3,036,625
54,273	[1]	Sitime Corp.	4,531,253
42,246	[1]	Sprout Social, Inc.	1,846,150
131,175	[1]	SPS Commerce, Inc.	11,227,268
112,622	[1]	SVMK, Inc.	2,357,179
25,799	[1]	Synaptics, Inc.	1,978,009
101,548	[1]	Tenable Holdings, Inc.	3,463,802
76,525		TTEC Holdings, Inc.	4,192,040
46,148	[1]	Varonis Systems, Inc.	5,333,324
81,936	[1]	Workiva, Inc.	4,531,880
		TOTAL	146,573,957
		Materials—2.2%
110,275		Boise Cascade Co.	4,232,355
22,937		Compass Minerals International, Inc.	1,384,936
61,372		Fuller (H.B.) Co.	2,777,083
132,089	[1]	Koppers Holdings, Inc.	2,962,756
241,569		Myers Industries, Inc.	3,464,100
86,100	[3]	Rentech, Inc.	0
103,128	[1]	Ryerson Holding Corp.	811,617
		TOTAL	15,632,847
		Real Estate—3.5%
54,010	[1]	eXp World Holdings, Inc.	2,289,484
75,276		LTC Properties, Inc.	2,484,861
127,614	[2]	QTS Realty Trust, Inc.	7,849,537
121,438	[1]	Redfin Corp.	5,072,465
248,369		RMR Group, Inc./The	6,621,518
		TOTAL	24,317,865

Shares			Value
		COMMON STOCKS—continued
		Utilities—0.6%
12,552		American States Water Co.	$937,509
8,858	[2]	California Water Service Group	394,801
16,759		Chesapeake Utilities Corp.	1,629,142
36,698		Clearway Energy, Inc.	961,855
5,944		Middlesex Water Co.	381,248
		TOTAL	4,304,555
		TOTAL COMMON STOCKS (IDENTIFIED COST $603,587,947)	681,602,837
		INVESTMENT COMPANIES—7.0%
20,434,113		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	20,434,113
28,443,280		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[4]	28,454,657
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,888,770)	48,888,770
		TOTAL INVESTMENT IN SECURITIES—105.1% (IDENTIFIED COST $652,476,717)	730,491,607
		OTHER ASSETS AND LIABILITIES - NET—(5.1)%[5]	(35,578,367)
		TOTAL NET ASSETS—100%	$694,913,240

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An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2020, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
Wingstop, Inc.	$19,605,937	$—	$(9,054,149)
Health Care:
Amphastar Pharmaceuticals, Inc.	$—	$686,809	$—
AnaptysBio, Inc.	$5,832,007	$—	$(2,011,155)
Ultragenyx Pharmaceutical, Inc.	$4,484,899	$512,973	$(428,776)
Affiliated Issuers no longer in the portfolio at period end	$1,384,351	$200,911	$(1,393,043)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$31,307,194	$1,400,693	$(12,887,123)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 10/31/2020	Shares Held as of 10/31/2020	Dividend Income*

$(6,605,982)	$3,659,384	$7,605,190	65,376	$12,596

$(24,706)	$—	$662,103	33,798	$—
$2,982,625	$513,886	$7,317,363	248,383	$—
$1,288,574	$(50,579)	$5,807,091	57,782	$—
$25,553	$(217,772)	$—	—	$—
$(2,333,936)	$3,904,919	$21,391,747	405,339	$12,596

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$35,185,159	$62,871,883	$98,057,042
Purchases at Cost	$45,295,565	$65,615,477	$110,911,042
Proceeds from Sales	$(60,046,611)	$(100,031,195)	$(160,077,806)
Change in Unrealized Appreciation/Depreciation	N/A	$—	$—
Net Realized Gain/(Loss)	N/A	$(1,508)	$(1,508)
Value as of 10/31/2020	$20,434,113	$28,454,657	$48,888,770
Shares Held as of 10/31/2020	20,434,113	28,443,280	48,877,393
Dividend Income	$0	$3,911	$3,911

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.As of October 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$36,443,807	$38,423,113

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securi ties or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$673,399,049	$—	$0	$673,399,049
International	8,203,788	—	—	8,203,788
Investment Companies	48,888,770	—	—	48,888,770
TOTAL SECURITIES	$730,491,607	$—	$0	$730,491,607